Concentrations of Credit Risk and Major Customers (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2012 Tree	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer
Concentrations of Credit Risk and Major Customers (Textual)
Percentage of accounts receivable accounted by five largest customers		100.00%	100.00%
Number of largest customers accounted in accounts receivable		5	3
Acquisition of trees other than yew trees	80,000
Purchase price of acquisition of trees	$ 2.2
Percentage purchase of yew seedlings and other trees			95.00%
Accounts payable to supplier